Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Cash payment on acquisition of property, plant and equipment	$ 20	$ 20
Gain on disposal/derecognition of property, plant and equipment	4
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs/disposal	11	10
Motor Vehicles Held For Leasing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property plant and equipment through lease liabilities	3	17
Motor Vehicles Held For Leasing [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment acquired	43	27
Cash payment on acquisition of property, plant and equipment	15	5
Secured Bank Loan Financing [Member] | Motor Vehicles Held For Leasing [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property plant and equipment through secured bank loan financing	25	5
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment acquired	$ 3	$ 66